Sohu.com Limited Shareholders' Equity (Tencent Share-based Awards Granted to Employees Who Transferred to Sogou with Soso Search-related Businesses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,094,000	$ 41,468,000	$ 19,120,000
Sogou [Member] | Tencent Holdings Limited [Member] | Tencent Share-based Awards Related to Soso [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	100,000	700,000	800,000
Sogou [Member] | Employees of Sogou [Member] | Tencent Share-based Awards Related to Soso [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 100,000	$ 700,000	$ 800,000
Unvested Tencent restricted share units held by employees of Sogou	0
Unrecognized compensation expenses	$ 0